Risk management activities (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Remaining contractual maturities of financial liabilities
The following are the remaining contractual maturities of financial liabilities as at December 31, 2021 (in thousands $):

Contractual obligations	Carrying Amount	Less than 1 year	1-3 years	3-5 years	More than 5 years
Lease obligation	7,081	2,373	3,176	1,532	—
Compensation payable	15,751	15,751	—	—	—
Operating accounts payable	6,989	6,989	—	—	—
Loan facility	29,769	—	—	29,769	—
	59,590	25,113	3,176	31,301	—